Note 8 - Stockholders' Equity (Details) - Stock Options Outstanding, Vested and Exercisable (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding number of shares (in Shares)	5,655,989	3,935,895	3,854,171	3,381,738
Outstanding weighted-average remaining contractual life	4 years 124 days	3 years 295 days
Outstanding weighted average exercise price per share	$ 2.06	$ 2.43	$ 2.53	$ 2.59
Exercisable shares (in Shares)	3,408,659	2,981,653
Exercisable weighted-average exercise price per share	$ 2.49	$ 2.63
Outstanding number of shares (in Shares)	5,237,582	3,836,031
Outstanding weighted-average remaining contractual life	4 years 58 days	3 years 277 days
Outstanding weighted average exercise price per share	$ 2.13	$ 2.44
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower limit	$ 1.00	$ 1.12
Exercise price, upper limit	$ 1.55	$ 1.55
Outstanding number of shares (in Shares)	3,670,502	1,938,616
Outstanding weighted-average remaining contractual life	4 years 299 days	3 years 208 days
Outstanding weighted average exercise price per share	$ 1.25	$ 1.25
Exercisable shares (in Shares)	1,936,826	1,658,108
Exercisable weighted-average exercise price per share	$ 1.26	$ 1.26
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower limit	$ 1.56	$ 1.56
Exercise price, upper limit	$ 2.85	$ 2.85
Outstanding number of shares (in Shares)	1,463,199	1,468,991
Outstanding weighted-average remaining contractual life	4 years 32 days	4 years 262 days
Outstanding weighted average exercise price per share	$ 2.18	$ 2.18
Exercisable shares (in Shares)	959,817	810,196
Exercisable weighted-average exercise price per share	$ 2.29	$ 2.34
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower limit	$ 2.86	$ 2.86
Exercise price, upper limit	$ 9.75	$ 9.75
Outstanding number of shares (in Shares)	522,288	528,288
Outstanding weighted-average remaining contractual life	1 year 244 days	2 years 58 days
Outstanding weighted average exercise price per share	$ 7.45	$ 7.43
Exercisable shares (in Shares)	512,016	513,349
Exercisable weighted-average exercise price per share	$ 7.53	$ 7.54